Debt (Details) In Thousands, unless otherwise specified			12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 Revolving Credit Facility [Member] USD ($)	Aug. 20, 2013 Revolving multi-currency Credit Facility [Member]	Jun. 30, 2014 Revolving multi-currency Credit Facility [Member] USD ($)	Aug. 20, 2013 Revolving multi-currency Credit Facility [Member] USD ($)	Jun. 30, 2014 Revolving Credit Agreement [Member] USD ($)	Jun. 30, 2014 Quebec Silicon Acquisition Revolving Credit Facility [Member] CAD	Jun. 30, 2014 Other Long-term Debt [Member] USD ($)	Jun. 30, 2014 Export Financing [Member] USD ($)	Jun. 30, 2013 Export Financing [Member] USD ($)	Jun. 30, 2014 Other [Member] USD ($)	Jun. 30, 2013 Other [Member] USD ($)
Short-term Debt [Line Items]
Outstanding Balance	$ 59	$ 284									$ 0	$ 0	$ 59	$ 284
Weighted Average Interest Rate (in hundredths)													14.47%	7.00%
Unused Credit Line	9,208	9,690									9,208	9,690	0	0
Period for short-term export financing agreements, minimum (in months)											7 months
Period for short-term export financing agreements, maximum (in months)											11 months
Line of Credit Facility [Line Items]
Outstanding Balance	0	9,000	0			125,000		0		145
Weighted average interest rate (in hundredths)			5.00%			1.66%		2.30%		17.50%
Unused commitment			14,050			174,060		20,000		0
Total commitment			14,050	20,000		300,000	300,000	20,000	15,000
Term of credit facility					5 years
Sublimit for swingline loans							10,000
Sublimit letter of credit							25,000
Aggregate amount by which maximum borrowing capacity may be increased						150,000
Expiration date						Aug. 20, 2013			Sep. 20, 2015
Deferred financing costs							3,354
Interest rate on borrowings under the credit agreement					(a) a base rate (the higher of (i) the U.S. federal funds rate plus 0.50% per annum, (ii) the Administrative Agent’s prime rate or (iii) a Eurocurrency Rate for loans with a one month interest period plus 1.00% per annum plus a margin ranging from 0.50% to 1.50% per annum (such margin determined by reference to the leverage ratio set forth in the credit agreement), or (b) the Eurocurrency Rate plus a margin ranging from 1.50% to 2.50% per annum (such margin determined by reference to the leverage ratio set forth in the credit agreement).
Letters of credit outstanding associated with landlord guarantees						640
Letters of credit outstanding associated with economic development						$ 300
Period following written demand by lender after which borrowings become due and payable			10 days
Interest rate on borrowings, variable rate basis									Canadian prime
Interest rate on borrowings, basis spread on variable rate (in hundredths)									2.00%
Interest rate at period end (in hundredths)									5.00%